Financial Income and Expense	12 Months Ended
Dec. 31, 2024
Financial Income and Expense
Financial Income and Expense

21. Financial Income and Financial Expense

	2024	2023	2022

	(€ in thousands)
Interest income:
Current accounts and deposits	3,251	2,593	106
Interest costs:
Current accounts and deposits	(74)	(31)	(406)
Lease liability	(713)	(774)	(793)
Loans and borrowings	(290)	(398)	(3,928)
Foreign exchange result:
Net foreign exchange (loss) / benefit	(7)	(255)	4,757
	2,167	1,135	(264)

Financial income amounting to € 3,251,000 (2023: € 2,593,000, 2022: € 4,863,000) consists of interest income of € 3,251,000 (2023: € 2,593,000, 2022: € 106,000) for the year ended December 31, 2024. Further, 2022 consisted of a net foreign exchange benefit of € 4,757,000. Financial expenses amounting to € 1,084,000 (2023: € 1,458,000) consist of interest costs of € 1,077,000 (2023: € 1,203,000) and net foreign exchange costs of € 7,000 (2023: € 255,000). Financial expenses amounted to € 5,127,000 in 2022 and wholly consisted of interest costs.